Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Individual Charterers [Member]
Product Information [Line Items]
Revenues	10.00%
Charterer A [Member]
Product Information [Line Items]
Revenues		27.00%	58.00%
Charterer B [Member]
Product Information [Line Items]
Revenues	41.00%
Charterer C [Member]
Product Information [Line Items]
Revenues	27.00%	17.00%	16.00%
Charterer D [Member]
Product Information [Line Items]
Revenues		12.00%
Charterers [Member]
Product Information [Line Items]
Revenues	68.00%	56.00%	74.00%